Change in Number of Shares Issued and Treasury Stock (Detail) - Entity [Domain] - shares	1 Months Ended	5 Months Ended	12 Months Ended
	Sep. 03, 2014	Mar. 31, 2015	Mar. 31, 2015
Number of issued shares
Common stock, Issued shares Beginning Balance			4,365,000,000
Common stock, Issued shares Ending Balance		4,085,772,000	4,085,772,000
Number of treasury stock
As of March 31, 2012			218,239,900
Acquisition of treasury stock	181,530,121	83,746,000	265,276,245
Retirement of treasury stock			(279,228,000)
As of March 31, 2013		204,288,145	204,288,145
Acquisition of treasury stock based on the resolution of the board of directors
Number of treasury stock
Acquisition of treasury stock			265,276,121
Acquisition of treasury stock through purchase of less-than-one-unit shares
Number of treasury stock
Acquisition of treasury stock			124